Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss for the period	£ (102,113)	£ (30,766)
Adjustments for:
Depreciation of property, plant, and equipment	10,531	2,039
Amortisation of intangible assets	4,618	457
Finance income	(166)	(185)
Finance expense	1,793	627
Share-based payment expense	12,688	326
Tax credit	(7,326)
Adjustments to reconcile profit (loss)	(79,975)	(27,502)
Movements in working capital:
Decrease/(increase) in trade and other receivables	8,508	(10,571)
Increase in inventory	(12,294)	(3,095)
Increase in trade and other payables	28,106	9,727
Total working capital movements	24,320	(3,939)
Other cash flows from operating activities:
Interest received	166	185
Net cash used in operating activities	(55,489)	(31,256)
Cash flows from investing activities
Purchases of property, plant, and equipment	(34,685)	(568)
Purchases and development of intangible fixed assets	(4,810)	(687)
Acquisition of subsidiaries, net of cash acquired	(79,695)
Net cash used in investing activities	(119,190)	(1,255)
Cash flows from financing activities
Proceeds from issue of shares		125,000
Proceeds from stocking loans	217,399	49,152
Repayment of stocking loans	(218,520)	(49,509)
Repayment of mortgages	(1,070)
Interest paid on loans and borrowings	(1,711)	(627)
Lease payments	(4,596)	(3,188)
Net cash (used in)/generated from financing activities	(8,498)	120,828
Net (decrease)/increase in cash and cash equivalents	(183,177)	88,317
Cash and cash equivalents at the beginning of the period	243,524	34,539
Cash and cash equivalents at the end of the period	£ 60,347	£ 122,856